Interim condensed consolidated statements of financial position (Parenthetical) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Statement
Share capital	€ 118	€ 132
Minimum
Statement
Share capital	€ 1,000,000	€ 1,000,000